Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 14 — LEASES

Lessor

On November 16, 2022, we entered into an office lease agreement (the “Office Lease”) whereby we leased 30,744 rentable square feet of our corporate headquarters located in St. Petersburg, Florida to a corporate tenant. The lease is for a 10-year non-cancellable term. The lease provides the tenant the option to extend for five years under prevailing market terms and conditions upon option exercise. The weighted average remaining non-cancellable lease term is 6.9 years as of December 31, 2025. For the years ended December 31, 2025, 2024 and 2023, we recognized operating lease income of $1,125,772, $1,135,608 and $1,102,459, respectively.

The Office Lease contains additional rent which consists of after-hours HVAC fees, reimbursement of operating expenses and taxes that exceed a predefined threshold. This additional rent has been determined to be a variable lease payment and is recognized in the period in which the reimbursable amounts are determinable.

The Office Lease contains no guarantee of residual value upon lease termination. To mitigate this risk, we have received a tenant security deposit and have obtained property casualty and liability insurance.

The following is a maturity analysis of the annual undiscounted cash flows to be received with respect to the Office Leases as of December 31, 2025:

2026	$979,145
2027	1,008,506
2028	1,038,789
2029	1,069,994
2030	1,102,121
Thereafter	2,056,158
Total	$7,254,713

Lessee

Our operating lease cost for the years ended December 31, 2025, 2024 and 2023 was $5,731,932, $4,983,212 and $3,499,918, respectively, and was recorded in general and administrative expenses on our consolidated statements of operations and other comprehensive (loss) income. We classify operating lease payments as cash outflows from operating activities in the consolidated statements of cash flows.

We also present the change in the carrying amount of the right-of-use assets and operating lease liabilities as two adjustments in determining net cash provided by operating activities.

The following table presents balances reported in our consolidated statements of financial position related to our operating leases as of December 31, 2025 and 2024:

	2025	2024
Right-of-use assets	$64,357,655	$66,293,751

Lease liabilities – current	$3,611,195	$4,969,959
Lease liabilities – non-current	8,911,821	10,438,555
Total lease liabilities	$12,523,016	$15,408,514

During 2024, the Company recognized a right-of-use asset in connection with a land lease in Changsha, China. The land lease is for 288,680 square feet of land and will be used for the purpose of constructing a research and development center. As of December 31, 2025, the carrying amount of the right-of-use asset was $52,837,733. The land lease expires on December 4, 2063.

The following is a summary of supplemental information pertaining to our operating leases as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Weighted average remaining lease term (in years)	4.73	5.44	5.65
Weighted average discount rate	5.52%	5.28%	4.69%

Cash payments for operating leases	$4,284,712	$47,136,626	$3,349,052
Lease liabilities arising from obtaining right-of-use assets	$2,787,687	$4,745,979	$3,584,020

The following is a maturity analysis of the annual undiscounted cash flows to be paid on operating leases as of December 31, 2025:

2026	$4,236,727
2027	3,189,435
2028	1,684,463
2029	1,486,145
2030	1,443,290
Thereafter	2,250,457
Total undiscounted operating lease payments	14,290,517
Less: imputed interest	1,767,501
Present value of lease liabilities	$12,523,016